Condensed Statement of Cash Flows - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ 590,103	$ 998,238		$ 3,147,500		$ (1,111,964)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on securities held in Trust Account	(949,100)	(1,631,158)		(5,175,207)		(2,932,192)
Changes in operating assets and liabilities:
Prepaid insurance		94,553		94,553		509,554
Accrued expenses	47,240	337,730		1,190,376		2,711,299
Accrued expenses – related party	36,000	70,719		189,820		66,587
Net cash used in operating activities	(275,757)	(129,918)		(552,958)		(756,716)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption	30,285,815	109,309,854		133,124,975
Investment of cash in Trust Account	(320,000)	(580,000)		(2,540,000)		(2,999,982)
Net cash used in investing activities	29,965,815	108,729,854		130,584,975		(2,999,982)
Cash flows from financing activities:
Proceeds from promissory note- Seamless Note	241,706
Redemption of Class A ordinary shares	(30,285,815)	(109,309,854)		(133,124,975)
Contribution for extension	320,000	580,000		2,540,000		2,999,982
Proceeds from working capital loan- related party				325,000
Net cash generated from/(used in) financing activities	(29,724,109)	(108,729,854)		(130,259,975)		2,999,982
Net increase/(decrease) in cash and cash equivalents	(34,051)	(129,918)		(227,958)		(756,716)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of the period	43,509	271,467		271,467		1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at end of the period	9,458	141,549		43,509		271,467
Non-cash investing and financing activities:
Accretion of Class A ordinary shares to redemption value	1,269,100	2,211,158		7,715,207		5,934,098
Seamless Group Inc. [Member]
Cash flows from operating activities:
Net loss	(2,631,928)	(3,339,807)		(14,417,786)		(15,725,713)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds		282,588		807,860		3,438,950	[1]
Depreciation of equipment and software	142,518	197,905		607,138		701,262	[1]
Depreciation of right-of-use assets	41,981	65,905		183,198		170,443	[1]
Amortization of intangible assets	831,392	880,595		3,200,843		3,525,388	[1]
Step acquisition of a subsidiary						(2,129,515)	[1]
Deferred income taxes	54,704	90,372		494,737		113,782	[1]
Gain on disposal of fixed assets				(36,519)			[1]
Unrealized foreign exchange gain	(124,690)	(71,785)		(65,981)		543,277	[1]
Changes in operating assets and liabilities:
Accounts receivable	(110,270)	475,853		605,202		255,732	[1]
Prepayments to remittance agents				(45,631)			[1]
Amounts due to immediate holding company				(391,432)			[1]
Amounts due from related parties				(5,348,525)		(3,418,880)	[1]
Prepayments, receivables and other assets	9,477,057	5,128,207		2,502,972		(5,796,690)	[1]
Escrow money payable	218,542	(97,269)		80,006		94,918	[1]
Client money payable	146,847	(274,960)		(1,593,194)		544,998	[1]
Accounts payable, accruals and other payables	(7,014,740)	(16,462,968)		(4,827,110)		(12,249,700)	[1]
Amounts due to related parties	(2,205,121)	3,102,956		3,149,825		38,769,225	[1]
Lease liabilities				(192,097)		(155,561)	[1]
Interest payable on convertible bonds	952,736	432,031
Net cash used in operating activities	(220,972)	(9,590,377)		(15,286,494)		8,681,916	[1]
Cash flows from investing activities:
Purchases of property, plant and equipment	(12,058)	(82,306)		(291,856)		(532,332)	[1]
Proceed received from disposal of property, plant and equipment				36,679			[1]
Decrease in short-term investments	615			1,700,000			[1]
Acquisition of a subsidiary						(200,000)	[1]
Net cash used in investing activities	(11,443)	(82,306)		1,444,823		(732,332)	[1]
Cash flows from financing activities:
Dividend paid						(1,912,014)	[1]
Increase in bank overdrafts		124,855				(27,861)	[1]
Proceeds from borrowings	639,210			1,251,752		1,481,263	[1]
Repayment of borrowings	(95,742)			(2,212,067)		(2,242,961)	[1]
Proceeds from receivable factoring	586,789	721,807		2,210,415		3,230,844	[1]
Repayment of receivable factoring	(610,559)	(805,820)		(2,447,748)		(2,796,291)	[1]
Repayment of convertible bonds						(3,500,000)	[1]
Payment of principal elements of lease liabilities	46,295	41,914
Payment of interest elements of lease liabilities	2,952	7,646
Net cash generated from/(used in) financing activities	470,451	(8,718)		(1,197,648)		(5,767,020)	[1]
Net increase/(decrease) in cash and cash equivalents	238,036	(9,681,401)		(15,039,319)		2,182,564	[1]
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of the period	58,960,384	73,999,703	[1]	73,999,703	[1]	71,817,139	[1]
Cash and cash equivalents, restricted cash and escrow money receivable at end of the period	59,198,420	64,318,302		58,960,384		73,999,703	[1]
Supplemental disclosure of cash flow information:
Income taxes received/(paid)				761,333		(1,203,790)	[1]
Interest paid				$ (1,819,174)		$ (1,351,939)	[1]
Payment of principal elements of lease liabilities	(46,295)	(41,914)
Payment of interest elements of lease liabilities	$ (2,952)	$ (7,646)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.